PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited)
1
Voya Target
In-Retirement Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 43.0%
315,245  iShares Core U.S.
Aggregate Bond ETF
$ 31,965,843
12.4
951,429  Schwab U.S. TIPS
ETF
25,641,011
10.0
430,111  SPDR Portfolio High
Yield Bond ETF
10,193,631
4.0
294,849  Vanguard FTSE
Developed Markets
ETF
20,710,194
8.1
109,787  Vanguard FTSE
Emerging Markets ETF
6,378,625
2.5
133,741  Vanguard Long-Term
Treasury ETF
7,735,579
3.0
156,065  Vanguard Total
International Bond ETF
7,678,398
3.0
Total Exchange-Traded
Funds
(Cost $104,220,624)
110,303,281
43.0
MUTUAL FUNDS : 56.9%
Affiliated Investment Companies : 36.9%
7,143,528  Voya Intermediate
Bond Fund - Class R6
64,006,008
24.9
621,609  Voya Multi-Manager
International Equity
Fund - Class I
7,794,981
3.0
2,165,768  Voya Short Duration
Bond Fund - Class R6
20,423,192
8.0
161,199  Voya VACS Series
EME Fund
2,633,998
1.0
94,858,179
36.9
Unaffiliated Investment Companies : 20.0%
214,642  Fidelity 500 Index
Fund
51,370,319
20.0
Total Mutual Funds
(Cost $136,922,964)
146,228,498
56.9
Total Long-Term
Investments
(Cost $241,143,588)
256,531,779
99.9
Total Investments in
Securities
(Cost $241,143,588) $ 256,531,779 99.9
Assets in Excess of
Other Liabilities 359,749 0.1
Net Assets $ 256,891,528 100.0

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)
2
Voya Target
In-Retirement Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 110,303,281 $ — $ — $ 110,303,281
Mutual Funds 146,228,498 — — 146,228,498
Total Investments, at fair value $ 256,531,779 $ — $ — $ 256,531,779
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended February 28, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
2/28/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 25,553,633 $ 52,520,666 $ (15,619,043) $ 1,550,752 $ 64,006,008 $ 1,905,073 $ (56,941) $ —
Voya Multi-Manager International
Equity Fund - Class I
3,103,906 7,758,127 (3,436,452) 369,400 7,794,981 177,737 459,799 671,054
Voya Short Duration Bond Fund -
Class R6
8,310,999 15,196,715 (3,211,379) 126,857 20,423,192 600,197 (13,173) —
Voya VACS Series EME Fund
1,027,909 2,080,991 (1,223,832) 748,930 2,633,998 167,324 227,233 96,367
$ 37,996,447 $ 77,556,499 $ (23,490,706) $ 2,795,939 $ 94,858,179 $ 2,850,331 $ 616,918 $ 767,421
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 15,415,734
Gross Unrealized Depreciation (27,543)
Net Unrealized Appreciation $ 15,388,191